BORROWINGS - Schedule of Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 13,527
Deferred financing costs and other	(358)
Total	13,169	$ 12,178
2026
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,303
2027
Disclosure of detailed information about borrowings [line items]
Total principal repayments	674
2028
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,344
2029
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,230
2030
Disclosure of detailed information about borrowings [line items]
Total principal repayments	3,343
Thereafter
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 5,633